Net Finance Expense - Summary of Finance Income Expenses (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Interest income		$ 202	$ 170
Accretion expense on decommissioning and restoration liability		(710)	(1,052)
Interest expense		(32,476)	(34,015)
Amortization of deferred financing costs		(5,910)	(3,426)
Other finance costs	[1]	(1,479)	(1,674)
Net finance income (expense)		$ (40,373)	$ (39,997)

[1]	Included in other finance costs for the year ended December 31, 2021 is $59 (2020 - $90) related to interest on lease liabilities.